Schedule of Derivative Liabilities Fair Value Assumption (Details)	12 Months Ended
Dec. 31, 2021
Minimum [Member]
Debt Instrument [Line Items]
Expected term (years)	0 years
Maximum [Member]
Debt Instrument [Line Items]
Expected term (years)	6 months
Measurement Input, Share Price [Member]
Debt Instrument [Line Items]
Derivative liability measurement input	3.25
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Derivative liability measurement input	0.06
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Derivative liability measurement input	0.19
Measurement Input, Price Volatility [Member]
Debt Instrument [Line Items]
Derivative liability measurement input	75
Measurement Input, Expected Dividend Rate [Member]
Debt Instrument [Line Items]
Derivative liability measurement input	0.00